Statement to Securityholder

Ally Auto Receivables Trust 2010-3

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/18/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-3

5. Collateral Summary	Collection Period, Begin:	6/1/2012

	Collection Period, End:	6/30/2012

6. Charge-Off and Delinquency Rates	Determination Date:	7/10/2012

7. Credit Instruments	Distribution Date:	7/16/2012

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005MAA0	219,000,000.00	0.00	0.40258	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005MAB8	397,000,000.00	0.00	0.34175	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005MAC6	262,000,000.00	240,076,433.18	1.11000	22,490,698.77	222,070.70	22,712,769.47	0.00	0.00	217,585,734.41
A-4	02005MAE2	162,740,000.00	162,740,000.00	1.55000	0.00	210,205.83	210,205.83	0.00	0.00	162,740,000.00
B	02005MAG7	27,120,000.00	27,120,000.00	2.29000	0.00	51,754.00	51,754.00	0.00	0.00	27,120,000.00
C	02005MAH5	22,600,000.00	22,600,000.00	2.69000	0.00	50,661.67	50,661.67	0.00	0.00	22,600,000.00
Deal Totals		1,090,460,000.00	452,536,433.18		22,490,698.77	534,692.20	23,025,390.97	0.00	0.00	430,045,734.41

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	916.32226405	85.84236172	0.84759809	86.68995981	0.00000000	830.47990233
A-4	1,000.00000000	0.00000000	1.29166665	1.29166665	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.90833333	1.90833333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.24166681	2.24166681	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	414.99590373
Ending Aggregate Note Pool Factor:	394.37093925

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-3
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution

A-1	0.00	6/15/2012	7/16/2012	Actual/360	N/A	N/A	0.40258000	0.40258000	0.00
A-2	0.00	6/15/2012	7/16/2012	Actual/360	0.24175000	0.10000000	N/A	0.34175000	0.00
A-3	240,076,433.18	6/15/2012	7/16/2012	30/360	N/A	N/A	1.11000000	1.11000000	222,070.7
A-4	162,740,000.00	6/15/2012	7/16/2012	30/360	N/A	N/A	1.55000000	1.55000000	210,205.83
B	27,120,000.00	6/15/2012	7/16/2012	30/360	N/A	N/A	2.29000000	2.29000000	51,754
C	22,600,000.00	6/15/2012	7/16/2012	30/360	N/A	N/A	2.69000000	2.69000000	50,661.67

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated / (Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)

	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	222,070.70	0.00	222,070.70	0.00
A-4	0.00	210,205.83	0.00	210,205.83	0.00
B	0.00	51,754.00	0.00	51,754.00	0.00
C	0.00	50,661.67	0.00	50,661.67	0.00
Deal Totals	0.00	534,692.20	0.00	534,692.20	0.00

Statement to Securityholder

 Ally Auto Receivables Trust 2010-3
 4. Collections and Distributions

Collections
Receipts During the Period	25,086,937.48
Administrative Purchase Payments	50,249.52
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	120,388.68
Other Fees or Expenses Paid	0.00
Total Collections	25,257,575.68

Beginning Reserve Account Balance	11,300,142.82
Net Amount due from Swap Counterparty	0.00
Total Available Amount	36,557,718.5
Distributions
Total Available Amount	36,557,718.50
Basic Servicing Fee	437,823.05
Net Amount due to Swap Counterparty	0.00
Aggregate Class A Interest Distributable Amount	432,276.53
Senior Swap Termination Payment	0.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	51,754.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	50,661.67
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	11,300,142.82
Noteholders' Regular Principal Distributable Amount	22,490,698.77
Subordinate Swap Termination Payment	0.00
Excess Total Available Amount to the Certificateholders	1,794,361.66

Other Fees or Expenses Accrued	0.00
Liquidation Expenses	2,772.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	47,859	32,497	31,844
Deal Totals	Aggregate Receivables Principal Balance	1,130,014,281.54	503,387,075.85	480,896,377.08
	Aggregate Amount Financed	1,200,014,837.63	525,387,660.29	501,467,576.62

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.83000000	3.63982772	3.64041330	63.87	64.10	64.12	60.21	38.62	37.72

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.51%	1.39%	1.23%	0.98%	1.01%	0.92%	1.00%	1.01%	1.28%	1.12%	1.19%	1.83%	1.07%	1.34%	1.23%	1.22%	1.13%	1.22%	1.34%	1.21%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.42%	1.30%	1.36%	1.30%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	513,427,618.46	188,016.2	0.4394%	31,844	23	0.0722%
Preceding	538,066,551.64	78,683.59	0.1755%	32,497	26	0.0800%
Next Preceding	563,313,139.81	90,293.69	0.1923%	33,265	24	0.0721%
Three Month Average			0.2691%			0.0748%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,200,014,837.63	1,986,834.98	0.1656%	31 - 60 days	137	2,791,489.03
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	19	416,042.36
with the prospectus for Ally Auto Receivables Trust 2010-3 related to delinquencies,				> 90 days	4	88,758.70
charge offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible
amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	155	2,305,169.28
				Current Period	13	238,787.31
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	18	112,504.25
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	150	2,431,452.34
and charge offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2010-3

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	11,300,142.82	11,300,142.82	0.00	0.00	0.00	11,300,142.82	11,300,142.82

B. Swap Agreements

Swap	Provider	Amount Due to Swap Counterparty	Amount Due from Swap Counterparty	Net Amount Due to /(from) Swap Counterparty

Class A-2 Swap	The Royal Bank of Scotland plc	0.00	0.00	0.00

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	39,554,281.54
Current Overcollateralization	50,850,642.67
Overcollateralization Target	50,850,642.67

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-3 will perform in the future.

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